SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule I Condensed Financial Information of Registrant
PARENT COMPANY BALANCE SHEETS
(In millions, except par value)

	December 31,
	2020	2019
ASSETS
Restricted cash and restricted cash equivalents	$28	$—
Prepaid expenses and other assets	1	—
Investments in subsidiaries, net	—	1,765
Deferred income taxes, net	5	4
Due from Hertz	65	—
Total assets	$99	$1,769
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz	$1	$—
Investments in subsidiaries, net	42	—
Total liabilities	43	—

Preferred stock, $0.01 par value, no shares issued and outstanding	—	—
Common stock, $0.01 par value, 158,235,410 and 144,153,444 shares issued, respectively and 156,206,478 and 142,124,512 shares outstanding, respectively	2	1
Additional paid-in capital	3,047	3,024
Accumulated deficit	(2,681)	(967)
Accumulated other comprehensive income (loss)	(212)	(189)
Equity before treasury stock	156	1,869
Treasury stock, at cost, 2,028,932 shares and 2,028,932 shares, respectively	(100)	(100)
Total stockholders' equity	56	1,769
Total liabilities and stockholders' equity	$99	$1,769

The accompanying notes are an integral part of these financial statements.
PARENT COMPANY STATEMENTS OF OPERATIONS
(In millions)

	Years Ended December 31,
	2020	2019	2018
Total Revenues	$—	$—	$—
Expenses:
Interest expense, net	2	7	7
Write-off of intercompany loan	(133)	—	—
Total expenses	(131)	7	7
Income (loss) before income taxes and equity in earnings (losses) of subsidiaries	131	(7)	(7)
Income tax (provision) benefit	1	2	2
Equity in earnings (losses) of subsidiaries, net of tax	(1,846)	(53)	(220)
Net income (loss)	$(1,714)	$(58)	$(225)

The accompanying notes are an integral part of these financial statements.
PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In millions)

	Years Ended December 31,
	2020	2019	2018
Net income (loss)	$(1,714)	$(58)	$(225)
Total other comprehensive income (loss)	(23)	3	(63)
Total comprehensive income (loss)	$(1,737)	$(55)	$(288)

The accompanying notes are an integral part of these financial statements.
PARENT COMPANY STATEMENTS OF CASH FLOWS
(In millions)

	Years Ended December 31,
	2020	2019	2018
Net cash provided by (used in) operating activities	$(3)	$(7)	$(7)
Cash flows from financing activities:
Proceeds from loans with Hertz	5	12	9
Proceeds from Rights Offering, net	—	748	—
Contributions to Hertz	—	(750)	—
Proceeds from issuance of stock, net	28	—	—
Other	(2)	(3)	(2)
Net cash provided by (used in) financing activities	31	7	7
Net increase (decrease) in cash and cash equivalents during the period	28	—	—
Cash and cash equivalents at beginning of period	—	—	—
Cash and cash equivalents at end of period	$28	$—	$—

The accompanying notes are an integral part of these financial statements.
Background and Basis of Presentation
Hertz Global Holdings, Inc. ("Hertz Global" when including its subsidiaries and variable interest entities ("VIEs") and "Hertz Holdings" excluding its subsidiaries and VIEs) was incorporated in Delaware in 2015 and wholly owns Rental Car Intermediate Holdings, LLC which wholly owns The Hertz Corporation ("Hertz"), Hertz Global's primary operating company.

On May 22, 2020, Hertz Global, Hertz and certain of their direct and indirect subsidiaries in the U.S. and Canada filed voluntary petitions for relief under chapter 11 of the Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware. The Chapter 11 Cases are being jointly administered by the Bankruptcy Court under the caption In re The Hertz Corporation, et al., Case No. 20-11218 (MFW). Refer to Note 1, "Background," to its Notes to the consolidated financial statements included in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data," for further information.

In November 2020, Hertz Global entered into a stock and asset purchase agreement to sell substantially all of the assets and certain liabilities of Donlen. See Note 3, "Divestitures," to the Notes to its consolidated financial statements included in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data," for additional information.

These condensed parent company financial statements reflect the activity of Hertz Holdings as the parent company to Hertz and have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X, as the restricted net assets of Hertz exceed 25% of the consolidated net assets of Hertz Holdings. This information should be read in conjunction with the consolidated financial statements of Hertz Global included in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data."
Contingencies
For a discussion of the commitments and contingencies of Hertz Holdings, refer to the sections below included in Note 15, "Contingencies and Off-Balance Sheet Commitments," to the Notes to its consolidated financial statements included in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data."

•In re Hertz Global Holdings, Inc. Securities Litigation
•Litigation Against Former Executives
The remaining sections of Note 15, "Contingencies and Off-Balance Sheet Commitments," and Note 10, "Leases," to the Notes to its consolidated financial statements included in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data," describe the commitments and contingencies of Hertz Holdings, including its subsidiaries.Dividends There were no non-cash dividends paid by Hertz in 2020, 2019, or 2018.Share Repurchase For a discussion of the share repurchase program of Hertz Holdings, refer to Note 17, "Equity and Earnings (Loss) Per Share - Hertz Global" to the Notes to its consolidated financial statements in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data." As of December 31, 2020, Hertz Holdings repurchased two million shares for $100 million under this program. This amount is included in treasury stock in the accompanying parent-only balance sheets of Hertz Holdings as of December 31, 2020 and 2019.Transactions with Affiliates and Investments in Subsidiaries
For a discussion of Hertz Holdings transactions with Hertz under the master loan, refer to Note 16, "Related Party Transactions," to the Notes to its consolidated financial statements in this 2020 Annual Report under the caption Item 8, "Financial Statements and Supplementary Data." The amounts related to the master loan transactions are included in investments in subsidiaries in the accompanying parent-only balance sheet of Hertz Holdings for the year ended December 31, 2019.

For the year ended December 31, 2020, the negative balance in investments in subsidiaries, net in the accompanying parent-only balance sheet of Hertz Holdings reflects the $42 million stockholder's deficit attributable to Hertz.